FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Gains (losses) on hedging instrument, fair value hedges		$ 50,800,000
Comprehensive income and loss		30,800,000
Number of barrel	5
Vertical fall in cost of total fuel consumption	$ 160,500,000
Higher fuel costs		$ 135,000,000
Market value per share (in Dollars per share) | $ / shares		$ 15
Derivative net of premiums		$ (6.2)
Percentage of aggregate funds on deposits	115.00%
Reduction in maintenance	$ 698,000,000
Balance aircraft yet to receive	408,000,000
Aggregate principal amount	2,450,000,000
Guarantees for derivative margins	$ 600,000	2,370,000
Effects of exchange rate derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Depreciate exchange rate	10.00%
Tranche A [Member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Tranche, description	1) A Tranche A, which is committed for up to US$ 1,300 million, out of which (i) US$ 1,125 million were be provided by Oaktree Capital Management, L.P. or certain entities related to it; and (ii) US$ 175 million were be provided by Knighthead, Jefferies and / or other entities that are part of the syndicate of creditors organized by Jefferies; and
Tranche C [Member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Tranche, description	2) A Tranche C for a capital amount of up to US$ 1,150 million, of which (i) US$ 750 million was provided by a certain group of LATAM’s shareholders composed by Grupo Cueto, Grupo Eblen and Qatar Airways, or certain related entities; (ii) US$ 250 million was provided by Knighthead, Jefferies and / or other entities that are part of the syndicate of creditors organized by Jefferies; and (iii) US$ 150 million which was committed by certain additional shareholder investors through a public investment fund managed by Toesca S.A. on November 6, 2020 through a joinder to the DIP Agreement.
Tranche B [Member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Additional	$ 750,000,000
DIP Credit Agreement [Member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Undrawn committed credit line	$ 400,000,000
Credit agreement percentage	50.00%
Fund committed	$ 1,150,000,000
Liquidity risk [member] | Fair value of fuel derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Gains (losses) on hedging instrument, fair value hedges	14,300,000	23,100,000
Market value	$ 1.3	$ 48,500,000
Interest rate risk [member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Market value per share (in Dollars per share) | $ / shares	$ (0.01)
Percentage of exchange rate	42.00%	62.00%
Exchange Rate Risk [Member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Gains (losses) on hedging instrument, fair value hedges		$ 1,900,000
Derivative net of premiums	$ 3,200,000
Currency swap contract [member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Undrawn committed credit line	$ 22,700,000
Interest Rate Derivative Contracts [Member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Market value		2,600,000
Credit risk [member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Risk, description	Credit risk occurs when the counterparty does not meet its obligations to the Company under a specific contract or financial instrument, resulting in a loss in the market value of a financial instrument (only financial assets, not liabilities). Given the impact of COVID-19 on the operation, the client portfolio as of December 31, 2020 decreased when compared to the balance as of December 31, 2019 by 51%, due to a reduction in company-wide operations, mainly in passenger transport (travel agencies and corporate) and in the case of clients who were left with debt and that management considered risky, the corresponding measures were taken to consider their expected credit loss. For this reason, the provision at the end of December 2020 had an increase of 21.7% compared to the previous period.
Liquidity risk [member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Undrawn committed credit line	$ 600,000,000
Liquid funds balance	$ 1,696,000,000	$ 1,073,000,000